Tradr 1.75X Long TLT Quarterly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$913,882
TOTAL NET ASSETS — 100.0%	$913,882

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	iShares 20+ Year Treasury Bond ETF	Receive	5.58% (OBFR01* + 125bps)	At Maturity	5/2/25	$1,796,289	$-	$(574,228)
TOTAL EQUITY SWAP CONTRACTS								$(574,228)

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.